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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [   ]; Amendment Number:
                                                  ---------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chatterjee Fund Management, L.P. (a)
Address:    888 Seventh Avenue
            New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Flanagan
Title:      Chief Financial Officer
Phone:      212-333-9888

Signature, Place, and Date of Signing:


/s/ John Flanagan            New York, New York                 May 15, 2003
--------------------         ------------------                 ------------
[Signature]                  [City, State]                      [Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                            0
                                                        -------

Form 13F Information Table Entry Total:                      12
                                                        -------

Form 13F Information Table Value Total:                 $54,404
                                                        -------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


              NONE

                                                     Chatterjee Fund Management
                                                     Form 13F Information Table
                                                    Quarter Ended March 31, 2003

                        Title                Value                                  Investment Discretion
                        of                   (x          Shrs or      SH/   Put/         Shared                 Voting Authority
Name of Issuer          Class   CUSIP        $1000)      prn amt      PRN   Call   Sole  Instr. V    None   Sole    Shared     None
------------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK INC         COM     036916104    $     36       16,360    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
CCC INFORMATION SVCS
GROUP INC               COM     12487Q109    $ 27,406    1,693,800    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH INC       COM     22674V100    $  3,091    3,552,696    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO      COM     428236103    $    311       20,000    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC          COM     46114T102    $    215      118,168    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
IVILLAGE INC            COM     46588H105    $     18       29,321    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOMMUNI-
CATIONS GRP             COM     741929103    $  2,218    1,017,240    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
RCN CORP                COM     749361101    $     15       21,055    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC           COM     816288104    $    245       83,340    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
SYBASE INC              COM     871130100    $ 20,520    1,584,550    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
TRIPOS INC              COM     896928108    $    193       38,266    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------
VITRIA TECHNOLOGY       COM     92849Q104    $    136      200,000    SH            X                       X
------------------------------------------------------------------------------------------------------------------------------------

REPORT
SUMMARY: 12 DATA RECORDS                     $ 54,404   0 OTHER MANAGERS ON
                                                        WHOSE BEHALF REPORT
                                                        IS FILED